Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Related Party Transactions With Joint Ventures And Associates
Related party transactions with joint ventures and associates

		2025		2024

	Joint ventures	Associates	Joint ventures	Associates

Assets	-	20	-	8

Liabilities 1	-	77	-	110

		2025		2024		2023

	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates

Income 2	52	89	47	96	42	49

Expenses 3	2	68	1	73	1	33

1	Liabilities decreased mainly due to closing of tax positions with a.s.r. in 2025. 2024 balance mainly contained reimbursement rights.
2	Income is attributable to fees from services provided for asset management activities, as well as reimbursement for IT, operational, and administrative services provided to insurance joint ventures.
3	Expenses are mainly reflecting transitional charges associated with the transaction between Aegon and a.s.r.

Summary of Remuneration Expenses
The following table shows remuneration expenses, with amounts reflecting time spent on the Board.

Remuneration expenses	2025	2024	2023
Non-Executive Directors	1.9	1.8	1.3

Executive Director	5.4	5.0	0.9

Executive Board	-	-	4.3

Key Management 1	32.3	31.9	27.9

in fixed compensation	11.2	13.7	13.8

in cash-based variable compensation	8.7	6.9	4.6

in share-based variable compensation	9.0	7.4	5.0

in pension contributions	1.5	2.6	3.1

in other benefits	1.9	1.3	1.3

1	Key Management is inclusive of Non-Executive Directors, Executive Director (also reported separately above) and Executive Committee Members.

Common Shares Held by Non-Executive Directors
Common shares held by
Non-Executive
Directors

Shares held in Aegon on December 31	2025	2024

Dona D. Young 1	-	13,260

Corien M. Wortmann	5,819	-

Albert Benchimol	5,819	-

Mark A. Ellman	5,819	-

Karen Fawcett	3,802	-

Jack McGarry	5,819	-

Caroline Ramsay	3,375	-

Thomas Wellauer	3,993	-

Total	34,446	13,260